Cover	Sep. 22, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Entity File Number	001-42577
Entity Registrant Name	UY SCUTI ACQUISITION CORP.
Entity Central Index Key	0002036973
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	39 E. Broadway
Entity Address, Address Line Two	Suite 603
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10002
City Area Code	412
Local Phone Number	947-0514
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share, $0.0001 par value, and one right
Title of 12(b) Security	Units, each consisting of one Ordinary Share, $0.0001 par value, and one right
Trading Symbol	UYSCU
Security Exchange Name	NASDAQ
Ordinary Shares, $0.0001 par value
Title of 12(b) Security	Ordinary Shares, $0.0001 par value
Trading Symbol	UYSC
Security Exchange Name	NASDAQ
Rights to receive one-fifth (1/5
Title of 12(b) Security	Rights to receive one-fifth (1/5
Trading Symbol	UYSCR
Security Exchange Name	NASDAQ